CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity securities, fair value	$ 9,993,816	$ 9,624,427
Loan, allowance for loan losses	$ 6,095,001	$ 5,727,800
Preferred stock, no par value	$ 0	$ 0
Preferred stock, per share liquidation	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	17,123	17,123
Preferred stock, outstanding	17,123	17,123
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,342,670	5,122,941
Common Stock, Shares, Outstanding	5,342,670	5,122,941